Borrowed Funds - Summary of Repurchase Agreements Accounted for Secured Borrowings (Details) $ in Thousands	Mar. 31, 2021 USD ($)
Greater than 90 Days | GSE obligations
Remaining Contractual Maturity of the Agreements	$ 800,000